Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
11.  Fair Value Measurements

The Company is required to account for certain assets at fair value on a recurring or non-recurring basis.  As discussed in Note 1, the Company determines fair value in accordance with GAAP, which defines fair value and establishes a framework for measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair values:

Level 1 —	Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 —
Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 —	Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Valuation techniques based on unobservable inputs are highly subjective and require judgments regarding significant matters such as the amount and timing of future cash flows and the selection of discount rates that may appropriately reflect market and credit risks. Changes in these judgments often have a material impact on the fair value estimates. In addition, since these estimates are as of a specific point in time they are susceptible to material near-term changes.

Financial instruments measured at fair value on a recurring basis

The following tables detail the financial instruments carried at fair value on a recurring basis at March 31, 2014 and December 31, 2013, and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine the fair value. The Company had no transfers into or out of Levels 1, 2 or 3 during the three months ended March 31, 2014.

	Fair Value
	Level 1	Level 2	Level 3
March 31, 2014:	(In thousands)
Available-for-sale investment securities:
U.S. Government and agency obligations	$-	$10,767	$-
State agency and municipal obligations	-	13,047	-
Corporate bonds	-	10,636	-
Mortgage backed securities	-	1,107	-
Derivative asset	-	87	-

December 31, 2013:
Available-for-sale investment securities:
U.S. Government and agency obligations	$-	$5,688	$-
State agency and municipal obligations	-	12,132	-
Corporate bonds	-	9,566	-
Mortgage backed securities	-	1,211	-

Available for sale investment securities: The fair value of the Company’s investment securities are estimated by using pricing models or quoted prices of securities with similar characteristics (i.e. matrix pricing) and are classified within Level 2 of the valuation hierarchy.

Derivative asset: The Company’s derivative asset is an interest rate swaps, initiated in February 2014 as part of management’s strategy to manage interest rate risk. The valuation of the Company’s interest rate swap is obtained from a third-party pricing service and is determined using a discounted cash flow analysis on the expected cash flows of each derivative. The pricing analysis is based on observable inputs for the contractual terms of the derivatives, including the period to maturity and interest rate curves. The Company has determined that the majority of the inputs used to value its interest rate derivatives fall within Level 2 of the fair value hierarchy.

Financial instruments measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a non-recurring basis in accordance with generally accepted accounting principles. These include assets that are measured at the-lower-of-cost-or-market that were recognized at fair value below cost at the end of the period as well as assets that are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, such as when there is evidence of impairment.

The following table details the financial instruments carried at fair value on a nonrecurring basis at March 31, 2014 and December 31, 2013, and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine the fair value:

	Fair Value
	Level 1	Level 2	Level 3
March 31, 2014:	(In thousands)
Impaired loans	$-	$-	$3,682
Foreclosed real estate	-	-	829

December 31, 2013:
Impaired loans	$-	$-	$3,723
Foreclosed real estate	-	-	829

The following table presents information about quantitative inputs and assumptions for Level 3 financial instruments carried at fair value on a nonrecurring basis at March 31, 2014 and December 31, 2013:

	Fair	Valuation	Unobservable	Range
(Dollars in thousands)	Value	Methodology	Input	(Weighted Average)

March 31, 2014:

Impaired loans	$3,682	Appraisals	Discount for dated appraisals	3.5% to 5.0%
		Discounted cash flows	Discount rate	1.9%

Foreclosed real estate	$829	Appraisals	Discount for dated appraisals	29.4% to 46.0%

December 31, 2013:

Impaired loans	$3,723	Appraisals	Discount for dated appraisals	3.5% to 5.0%
		Discounted cash flows	Discount rate	1.9%

Foreclosed real estate	$829	Appraisals	Discount for dated appraisals	29.4% to 46.0%

Impaired loans: Loans are generally not recorded at fair value on a recurring basis. Periodically, the Company records nonrecurring adjustments to the carrying value of loans based on fair value measurements for partial charge-offs of the uncollectible portions of those loans. Nonrecurring adjustments also include certain impairment amounts for collateral-dependent loans calculated in accordance with ASC 310-10 when establishing the allowance for credit losses. Such amounts are generally based on the fair value of the underlying collateral supporting the loan. Collateral is typically valued using appraisals or other indications of value based on recent comparable sales of similar properties or other assumptions. Estimates of fair value based on collateral are generally based on assumptions not observable in the marketplace and therefore such valuations have been classified as Level 3.

Foreclosed real estate: The Company classifies property acquired through foreclosure or acceptance of deed-in-lieu of foreclosure as foreclosed real estate and repossessed assets in its financial statements. Upon foreclosure, the property securing the loan is written down to fair value less selling costs. The write-down is based upon differences between the appraised value and the book value. Appraisals are based on observable market data such as comparable sales, however assumptions made in determining comparability are unobservable and therefore these assets are classified as Level 3 within the valuation hierarchy.

  16.  Fair Value Measurements
The Company is required to account for certain assets at fair value on a recurring or non-recurring basis. As discussed in Note 1, the Company determines fair value in accordance with GAAP, which defines fair value and establishes a framework for measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair values:
Level 1 —
  Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2 —
  Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 —
  Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
Valuation techniques based on unobservable inputs are highly subjective and require judgments regarding significant matters such as the amount and timing of future cash flows and the selection of discount rates that may appropriately reflect market and credit risks. Changes in these judgments often have a material impact on the fair value estimates. In addition, since these estimates are as of a specific point in time they are susceptible to material near-term changes.
Financial instruments measured at fair value on a recurring basis
The following tables detail the financial instruments carried at fair value on a recurring basis at December 31, 2013 and 2012, and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine the fair value. The Company had no transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2013 and 2012.
	Fair Value
(In thousands)	Level 1	Level 2	Level 3
December 31, 2013:
Available-for-sale investment securities:
U.S. Government and agency obligations	$—	$5,688	$—
State agency and municipal obligations	—	12,132	—
Corporate bonds	—	9,566	—
Mortgage backed securities	—	1,211	—
December 31, 2012:
Available-for-sale investment securities:
U.S. Government and agency obligations	$—	$6,005	$—
State agency and municipal obligations	—	18,531	—
Corporate bonds	—	14,556	—
Mortgage backed securities	—	1,966	—
December 31, 2011:
Available-for-sale investment securities:
U.S. Government and agency obligations	$—	$41,749	$—
State agency and municipal obligations	—	19,198	—
Corporate bonds	—	24,981	—
Mortgage backed securities	—	3,143	—

Available for sale investment securities:   The fair value of the Company’s investment securities are estimated by using pricing models or quoted prices of securities with similar characteristics (i.e. matrix pricing) and are classified within Level 2 of the valuation hierarchy.
Financial instruments measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a non-recurring basis in accordance with generally accepted accounting principles. These include assets that are measured at the-lower-of-cost-or-market that were recognized at fair value below cost at the end of the period as well as assets that are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, such as when there is evidence of impairment.
The following table details the financial instruments carried at fair value on a nonrecurring basis at December 31, 2013 and 2012, and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine the fair value:

	Fair Value
(In thousands)	Level 1	Level 2	Level 3
December 31, 2013:
Impaired loans	$—	$—	$3,723
Foreclosed real estate	—	—	829
December 31, 2012:
Impaired loans	$—	$—	$4,148
Foreclosed real estate	—	—	962

The following table presents information about quantitative inputs and assumptions for Level 3 financial instruments carried at fair value on a nonrecurring basis at December 31, 2013 and 2012:

(Dollars in thousands)	Fair Value	Valuation Methodology	Unobservable Input	Range (Weighted Average)
December 31, 2013:
Impaired loans	$3,723	Appraisals	Discount for dated appraisals	3.5% to 5.0%
		Discounted cash flows	Discount rate	1.9%
Foreclosed real estate	$829	Appraisals	Discount for dated appraisals	29.4% to 46.0%
December 31, 2012:
Impaired loans	$4,148	Appraisals	Discount for dated appraisals	0% to 13.7%
		Discounted cash flows	Discount rate	5.0%
Foreclosed real estate	$962	Appraisals	Discount for dated appraisals	6.0% to 10.0%

Impaired loans:   Loans are generally not recorded at fair value on a recurring basis. Periodically, the Company records nonrecurring adjustments to the carrying value of loans based on fair value measurements for partial charge-offs of the uncollectible portions of those loans. Nonrecurring adjustments also include certain impairment amounts for collateral-dependent loans calculated in accordance with ASC 310-10 when establishing the allowance for credit losses. Such amounts are generally based on the fair value of the underlying collateral supporting the loan. Collateral is typically valued using appraisals or other indications of value based on recent comparable sales of similar properties or other assumptions. Estimates of fair value based on collateral are generally based on assumptions not observable in the marketplace and therefore such valuations have been classified as Level 3.
Foreclosed real estate:   The Company classifies property acquired through foreclosure or acceptance of deed-in-lieu of foreclosure as foreclosed real estate and repossessed assets in its financial statements. Upon foreclosure, the property securing the loan is written down to fair value less selling costs. The write-down is based upon differences between the appraised value and the book value. Appraisals are based on observable market data such as comparable sales, however assumptions made in determining comparability are unobservable and therefore these assets are classified as Level 3 within the valuation hierarchy.